INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Investment in Usinas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Equity	$ 8,443,153	$ 7,714,873	$ 7,484,576	$ 5,852,771
Investments in non-consolidated companies	471,306	513,648	495,241
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Equity	$ 2,860,944	3,484,000
Proportion of ownership interest in associate	20.41%
Investments in non-consolidated companies	$ 422,948	$ 486,643	$ 480,084
Purchase price allocation	46,664
Goodwill	200,018
Impairment	(407,533)
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 583,799